!)

PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Principal Amount ($)				Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 87.6%
	U.S. TREASURY BILLS — 87.6%
28,000,000	United States Treasury Bill(a)			4.4874	01/02/25	$ 28,000,000
20,000,000	United States Treasury Bill(a) (f)			4.4774	01/09/25	19,983,661
25,000,000	United States Treasury Bill(a) (f)			4.4562	01/16/25	24,958,895
31,000,000	United States Treasury Bill(a) (f)			4.4660	01/21/25	30,930,659
22,000,000	United States Treasury Bill(a) (f)			4.4421	01/28/25	21,933,426
28,000,000	United States Treasury Bill(a) (f)			4.3967	02/04/25	27,892,529
25,000,000	United States Treasury Bill(a) (f)			4.3727	02/11/25	24,883,968
23,000,000	United States Treasury Bill(a) (f)			4.3927	02/18/25	22,874,431
25,000,000	United States Treasury Bill(a) (f)			4.4124	02/25/25	24,842,688
25,000,000	United States Treasury Bill(a) (f)			4.4137	03/04/25	24,823,940
29,000,000	United States Treasury Bill(a) (f)			4.3970	03/11/25	28,771,268
10,000,000	United States Treasury Bill(a) (f)			4.3250	03/18/25	9,913,377
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $289,732,704)					289,808,842

	SHORT-TERM INVESTMENT — 4.7%
	MONEY MARKET FUND - 4.7%
15,450,357	Dreyfus Government Cash Management, Class I, 4.32% (Cost $15,450,357)(b) (f)					15,450,357

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.0%(d)	Broker	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.0%(d)
3,480	S&P 500 Index	FCS	01/02/2025	$ 5,150	$ 2,046,807,240	$ 34,800
164	S&P 500 Index	FCS	01/02/2025	5,325	96,458,732	1,640
3,480	S&P 500 Index	FCS	01/02/2025	5,375	2,046,807,240	34,800
3,489	S&P 500 Index	FCS	01/03/2025	5,125	2,052,100,707	52,335
3,431	S&P 500 Index	FCS	01/03/2025	5,350	2,017,987,253	51,465
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,446,171)					175,040

	TOTAL INDEX OPTIONS PURCHASED (Cost - $1,446,171)					175,040

	TOTAL INVESTMENTS - 92.3% (Cost $306,629,232)					$ 305,434,239
	PUT OPTIONS WRITTEN – (0.0)% (e) (Proceeds received - $1,686,771)					(173,032)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.8%					25,630,934
	NET ASSETS - 100.0%					$ 330,892,141

PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Contracts(c)
	WRITTEN INDEX OPTIONS – (0.0)%(e)	Broker	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN – (0.0)%(e)
3,480	S&P 500 Index	FCS	01/02/2025	$ 5,250	$ 2,046,807,240	$ 24,360
164	S&P 500 Index	FCS	01/02/2025	5,425	96,458,732	1,640
3,480	S&P 500 Index	FCS	01/02/2025	5,475	2,046,807,240	34,800
3,489	S&P 500 Index	FCS	01/03/2025	5,225	2,052,100,707	43,613
3,431	S&P 500 Index	FCS	01/03/2025	5,450	2,017,987,253	68,619
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,686,771)					173,032

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $1,686,771)					$ 173,032

FCS	- StoneX Financial Inc.
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to less than 0.1%.
(e)	Percentage rounds to greater than (0.1)%.
(f)	All or a portion of these investments are segregated as collateral for option contracts. The amount of pledged securities collateral amounted to $252,884,590.